Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 09, 2007
Long-Term Debt [Abstract]
Capital lease obligation pertaining to acquisition of Vision		$ 1.4
Long term debt, callable by the issuer in 2012	$ 525.0